RELATED PARTY TRANSACTIONS - Fund management fees accrued (Details) - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Related Party Transaction [Line Items]
Gross Fund Management Fee	$ 403,614	$ 796,825
Asset Management and Reporting Fee	70,391	148,677
Fund Management Fee net of Asset Management and Reporting Fee	333,223	648,148
Series 20
Related Party Transaction [Line Items]
Gross Fund Management Fee	0
Asset Management and Reporting Fee	0	0
Fund Management Fee net of Asset Management and Reporting Fee	0
Series 21
Related Party Transaction [Line Items]
Gross Fund Management Fee	0
Asset Management and Reporting Fee	0	0
Fund Management Fee net of Asset Management and Reporting Fee	0
Series 22
Related Party Transaction [Line Items]
Gross Fund Management Fee	0
Asset Management and Reporting Fee	0	0
Fund Management Fee net of Asset Management and Reporting Fee	0
Series 23
Related Party Transaction [Line Items]
Gross Fund Management Fee	0
Asset Management and Reporting Fee	0	0
Fund Management Fee net of Asset Management and Reporting Fee	0
Series 24
Related Party Transaction [Line Items]
Gross Fund Management Fee	0
Asset Management and Reporting Fee	0	0
Fund Management Fee net of Asset Management and Reporting Fee	0
Series 25
Related Party Transaction [Line Items]
Gross Fund Management Fee	0
Asset Management and Reporting Fee	0	0
Fund Management Fee net of Asset Management and Reporting Fee	0
Series 26
Related Party Transaction [Line Items]
Gross Fund Management Fee	3,665	15,044
Asset Management and Reporting Fee	0	0
Fund Management Fee net of Asset Management and Reporting Fee	3,665	15,044
Series 27
Related Party Transaction [Line Items]
Gross Fund Management Fee	0
Asset Management and Reporting Fee	0	0
Fund Management Fee net of Asset Management and Reporting Fee	0
Series 28
Related Party Transaction [Line Items]
Gross Fund Management Fee	0
Asset Management and Reporting Fee	0	0
Fund Management Fee net of Asset Management and Reporting Fee	0
Series 29
Related Party Transaction [Line Items]
Gross Fund Management Fee	8,662	21,752
Asset Management and Reporting Fee	7,319	0
Fund Management Fee net of Asset Management and Reporting Fee	1,343	21,752
Series 30
Related Party Transaction [Line Items]
Gross Fund Management Fee	0
Asset Management and Reporting Fee	0	0
Fund Management Fee net of Asset Management and Reporting Fee	0
Series 31
Related Party Transaction [Line Items]
Gross Fund Management Fee	0
Asset Management and Reporting Fee	0	0
Fund Management Fee net of Asset Management and Reporting Fee	0
Series 32
Related Party Transaction [Line Items]
Gross Fund Management Fee	4,091	50,243
Asset Management and Reporting Fee	0	13,516
Fund Management Fee net of Asset Management and Reporting Fee	4,091	36,727
Series 33
Related Party Transaction [Line Items]
Gross Fund Management Fee	4,334	34,323
Asset Management and Reporting Fee	0	13,516
Fund Management Fee net of Asset Management and Reporting Fee	4,334	20,807
Series 34
Related Party Transaction [Line Items]
Gross Fund Management Fee	18,492	24,102
Asset Management and Reporting Fee	3,000	4,200
Fund Management Fee net of Asset Management and Reporting Fee	15,492	19,902
Series 35
Related Party Transaction [Line Items]
Gross Fund Management Fee	0
Asset Management and Reporting Fee	0	0
Fund Management Fee net of Asset Management and Reporting Fee	0
Series 36
Related Party Transaction [Line Items]
Gross Fund Management Fee	0
Asset Management and Reporting Fee	0	0
Fund Management Fee net of Asset Management and Reporting Fee	0
Series 37
Related Party Transaction [Line Items]
Gross Fund Management Fee	0
Asset Management and Reporting Fee	0	0
Fund Management Fee net of Asset Management and Reporting Fee	0
Series 38
Related Party Transaction [Line Items]
Gross Fund Management Fee	0
Asset Management and Reporting Fee	0	0
Fund Management Fee net of Asset Management and Reporting Fee	0
Series 39
Related Party Transaction [Line Items]
Gross Fund Management Fee	0
Asset Management and Reporting Fee	0	0
Fund Management Fee net of Asset Management and Reporting Fee	0
Series 40
Related Party Transaction [Line Items]
Gross Fund Management Fee	0
Asset Management and Reporting Fee	0	0
Fund Management Fee net of Asset Management and Reporting Fee	0
Series 41
Related Party Transaction [Line Items]
Gross Fund Management Fee	65,731	107,516
Asset Management and Reporting Fee	8,663	18,082
Fund Management Fee net of Asset Management and Reporting Fee	57,068	89,434
Series 42
Related Party Transaction [Line Items]
Gross Fund Management Fee	13,500	55,995
Asset Management and Reporting Fee	5,752	3,129
Fund Management Fee net of Asset Management and Reporting Fee	7,748	52,866
Series 43
Related Party Transaction [Line Items]
Gross Fund Management Fee	0	45,534
Asset Management and Reporting Fee	0	13,296
Fund Management Fee net of Asset Management and Reporting Fee	0	32,238
Series 44
Related Party Transaction [Line Items]
Gross Fund Management Fee	40,668	121,260
Asset Management and Reporting Fee	5,257	30,907
Fund Management Fee net of Asset Management and Reporting Fee	35,411	90,353
Series 45
Related Party Transaction [Line Items]
Gross Fund Management Fee	77,512	135,226
Asset Management and Reporting Fee	22,502	37,353
Fund Management Fee net of Asset Management and Reporting Fee	55,010	97,873
Series 46
Related Party Transaction [Line Items]
Gross Fund Management Fee	166,959	185,830
Asset Management and Reporting Fee	17,898	14,678
Fund Management Fee net of Asset Management and Reporting Fee	$ 149,061	$ 171,152